Retirement Benefit Plan - Changes in Fair Value of Plan Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
United States [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Plan assets at fair market value - beginning of year	$ 444.0	$ 433.8
Actual return on plan assets	60.6	32.0
Employer contributions	0.1	0.1
Benefits paid	(20.6)	(22.0)
Plan assets at fair market value - end of year	484.1	444.0
Funded status	115.6	87.8
Foreign [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Plan assets at fair market value - beginning of year	718.4	751.7
Actual return on plan assets	50.3	46.0
Employer contributions	18.1	17.5
Employee contributions	26.8	21.7
Settlements		(2.3)
Benefits paid	(77.2)	(67.3)
Translation gain (loss)	90.7	(48.9)
Plan assets at fair market value - end of year	827.1	718.4
Funded status	$ 114.3	$ 62.0